Northern Lights Fund Trust

JNF Dynasty Liquid Alternatives Portfolio

Incorporated herein by reference is the definitive version of the supplement for JNF Dynasty Liquid Alternatives Portfolio filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on October 20, 2014, (SEC Accession No. 0000910472-14-004615).